Summary of Significant Accounting Policies (Details) - Schedule of summarized operating results of the VIEs - USD ($)	6 Months Ended		12 Months Ended
	Feb. 03, 2021	Jan. 31, 2021	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Condensed Income Statements, Captions [Line Items]
Operating revenue			$ 2,498,505	$ 685,999
Income (loss) from operations			(1,214,309)	(6,252,688)
Income (loss) before income taxes			(1,230,052)	(6,419,521)
Net income (loss)			$ (1,205,925)	(6,495,785)
Qianhai VIE [Member]
Condensed Income Statements, Captions [Line Items]
Operating revenue	$ 380,954			645,127	$ 2,777,618
Income (loss) from operations	(60,242)			(1,471,095)	884,789
Income (loss) before income taxes	(63,765)			(1,562,037)	930,361
Net income (loss)	$ (63,765)			(1,562,037)	$ 697,631
LMG VIE [Member]
Condensed Income Statements, Captions [Line Items]
Operating revenue		$ 2,117,551		40,872
Income (loss) from operations		(1,154,067)		(4,781,593)
Income (loss) before income taxes		(1,166,287)		(4,857,484)
Net income (loss)		$ (1,142,160)		$ (4,933,748)